Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (Note 27 y 28)
Aircraft fuel hedges	—	2,566	—	2,566
Interest rate derivatives	—	4,890	—	4,890
Investments	—	67,306	—	67,306
Assets plan	—	178,594	—	178,594
Revalued administrative property (Note 13)	—	—	110,182	110,182

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (Note 27)
Aircraft fuel hedges
Interest rate derivatives	—	20,549	—	20,549
Available–for–sale securities	—	2,990	—	2,990
Assets held for sale	—	55	—	55
Assets plan	—	189,697	—	189,697
Revalued administrative property (Note 13)	—	—	147,663	147,663

Quantitative Disclosures of Fair Value Measurement Hierarchy for Liabilities

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Foreign currency derivatives	—	(17)	—	(17)
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	—	4,022,707	—	4,022,707

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial liabilities (Note 27)
Interest rate derivatives	—	137	—	137
Frequent flyer liability (Note 21)	—	191,157	—	191,157
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt (Note 16)	—	3,587,841	—	3,587,841

Summary of Valuation Technique Used in Measuring the Fair Value

Valuation technique and significant unobservable inputs

The following table shows the valuation technique used in measuring the fair value of administrative property, as well as the significant unobservable inputs used.

Valuation technique	Signicant unobservable inputs
Market comparison approach: A method of appraising property by analyzing the prices of similar properties sold in the recent past and then making adjustments based on differences among the properties and the relative age of the other sale.

Expected Market rental growth: (2018: 1%-2%, 2017: 3%-4%)

Occupancy Rate (2018: 87% weighted average, 2017: 82% weighted average)

GDP from construction (2018: 1% weighted average, 2017: (5%).

Appreciation or depreciation of the Colombian Peso against the US Dollar: 2018 (8.91%), 2017: 0.56%.

Summary of Breakdown of Total Gains (Losses) Recognised in Respect of Level 3 Fair Values

The following table shows a breakdown of the total gains (losses) recognised in respect of Level 3 fair values (administrative property):

	December 31, 2018	December 31, 2017
Gain included in OCI
Change in fair value (unrealized)	$(20,448)	$31,017
Change in fair value (realized)	—	—

Total gain included in OCI	$(20,448)	$31,017